TAXES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2023
TAXES PAYABLE
Schedule of taxes payable

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
VAT payable	¥1,741,972	¥699,601	$96,479
Income tax payable	440,030	440,030	60,683
Other taxes payable	28,956	23,375	3,224
Total taxes payable	¥2,210,958	¥1,163,006	$160,386